Business Combination (Details) - Schedule of the Pro Forma Consolidated Results of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Pro-Forma Consolidated Results of Operations [Abstract]
Revenue	$ 3,283,099	$ 7,041,949	$ 25,817,805	$ 31,409,762
Operating loss	(3,087,609)	(660,172)	3,471,094	8,809,272
Net loss	$ (5,286,852)	$ (2,337,254)	$ (164,817)	$ 3,522,642
Net loss per common share (in Dollars per share)	$ (1.01)	$ (0.45)	$ (0.03)	$ 0.67
Weighted Average common shares outstanding (in Shares)	5,235,131	5,235,131	5,235,131	5,220,788